Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060
333-46414

TIAA-CREF LIFE SEPARATE ACCOUNT VLI-1

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF SEPARATE ACCOUNT VLI-2

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (6)

dated March 20, 2020 to the:

Intelligent Life® VUL and Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2019, as supplemented August 2, 2019, August 8, 2019, October 11, 2019, January 13, 2020 and March 16, 2020

Intelligent Variable Annuity® Prospectus

dated May 1, 2019, as supplemented August 2, 2019, August 8, 2019, October 11, 2019, January 13, 2020 and March 16, 2020

M Intelligent VUL Prospectus

dated May 1, 2019, as supplemented August 8, 2019, October 11, 2019, January 13, 2020 and March 16, 2020

M Intelligent Survivorship VUL Prospectus

dated May 1, 2019, as supplemented August 8, 2019, October 11, 2019, January 13, 2020 and March 16, 2020

Single Premium Immediate Annuity Prospectus

dated May 1, 2019

This supplement adds or amends certain disclosures in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

On page 42 of the Intelligent Life VUL and the Intelligent Life Survivorship VUL prospectuses, and page 29 of the Intelligent Variable Annuity prospectus replace the current header “Cybersecurity Risks” with the new header “Special Risks Related to Cyber Security and Certain Business Continuity Risks.”

For each prospectus add the following paragraph to the existing language –

“Other disruptive events, including (but not limited to) natural disaster and public health crises, may adversely affect our ability to conduct business, including if our employees or the employess of our service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with our processing of contract transactions (including the processing of orders from our website or with the underlying funds), impact our ability to calculate unit values, or cause other operations issues.”

On page 41 of the M Intelligent VUL prospectus, and page 40 of the M Intelligent Survivorship VUL prospectus add the new header, “Special Risks related to Cyber Security and Certain Business Continuity Risks.”

For each prospectus add the following paragraph to the existing language –

“Other disruptive events, including (but not limited to) natural disaster and public health crises, may adversely affect our ability to conduct business, including if our employees or the employees of our service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with our processing of contract transactions (including the processing of orders from our website or with the underlying funds), impact our ability to calculate unit values, or cause other operations issues.”

On page 17 of the Single Premium Immediate Annuity prospectus add the new header, “Special Risks related to Cyber Security and Certain Business Continuity Risks.”

Add the following paragraph to the existing language – “Other disruptive events, including (but not limited to) natural disaster and public health crises, may adversely affect our ability to conduct business, including if our employees or the employees of our service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with our processing of contract transactions (including the processing of orders from our website or with the underlying funds), impact our ability to calculate unit values, or cause other operations issues.”

For more information about these changes and about the portfolios in general, refer to the TIAA Life Fund Prospectus.

A40828 (03/20)